Consolidated Statements of Comprehensive Income (FY) - USD ($) $ in Thousands	3 Months Ended														6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 30,010	$ 30,146	$ 32,835	$ 21,497	$ 7,814	$ (7,400)	$ 23,595	$ 25,913	$ 14,526	$ 19,890	$ 16,427	$ 19,000	$ 12,102	$ 5,296	$ 60,156	$ 414	$ 54,746	$ 83,924	$ 52,825
Unrealized gain/(loss) on available for sale securities	214				40,319										8,256	(27,288)	(7,278)	(978)	(459)
Comprehensive income/(loss) attributable to Benefit Street Partners Realty Trust, Inc.	$ 30,224				$ 48,133										$ 68,412	$ (26,874)	$ 47,468	$ 82,946	$ 52,366